CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793	9,340,238,793
Shares of common stock issued	2,286,643,502	1,395,435,339
Shares of common stock outstanding	2,286,643,502	1,395,435,339
Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207	659,761,207
Shares of common stock issued	659,561,893	659,561,893
Shares of common stock outstanding	659,561,893	659,561,893
Parent company | Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793
Shares of common stock issued	2,286,643,502	1,395,435,339
Shares of common stock outstanding	2,286,643,502	1,395,435,339
Parent company | Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207
Shares of common stock issued	659,561,893	659,561,893
Shares of common stock outstanding	659,561,893	659,561,893